Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	£ 684	£ 414	£ 333
Restricted cash and cash equivalents	78	67
United Kingdom, Pounds
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	253	41
Taiwan, New Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	72	67
United States of America, Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	59	3
India, Rupees
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	49	25
Euro Member Countries, Euro
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	25	18
Other currencies
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	£ 226	£ 260